Income Taxes - Narrative (Detail) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2016 USD ($) Segment	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($) Segment	Dec. 31, 2012 USD ($)
Income Tax Disclosure [Line Items]
Federal income tax at statutory rate					35.00%		35.00%	35.00%	35.00%
Income tax provision	$ 4.1	$ 17.0			$ 8.7	$ 23.5	$ 39.3	$ 25.9	$ 55.3
Capital loss tax benefit				$ 25.6
Effective income tax rate reconciliation, percent				13.70%			20.10%	13.80%	27.00%
Effective income tax rate reconciliation, state and local income taxes, amount							$ 79.5
Valuation allowance on the net deferred tax asset operating loss carryforward, foreign							328.0
Uncertain tax liabilities interest and penalties accrued			$ 0.8				0.9	$ 0.8
Unrecognized tax benefits and income tax expense possibly reduced from audit resolutions							$ 0.7
Decrease in earnings from operations	(34.7)				(32.5)
Decrease in tax provision					$ 2.9
Number of reportable segments | Segment					3		3	3	3
Unrecognized tax benefits	12.1		$ 16.6		$ 12.1		$ 16.6	$ 16.6	$ 7.8	$ 17.1
Decrease in unrecognized tax benefits					0.4
Unrecognized tax benefits reasonably possible to impact effective income tax rate	$ 1.2				$ 1.2
Kysor Panel Systems
Income Tax Disclosure [Line Items]
Income tax provision							(17.8)
Decrease in deferred tax liability							(13.8)
United States
Income Tax Disclosure [Line Items]
Net operating loss carryforwards							$ 63.3
Operating loss carryforwards, expiration date							Jan. 01, 2019
United States | Minimum
Income Tax Disclosure [Line Items]
Year under examination			2010	2007			2012
United States | Maximum
Income Tax Disclosure [Line Items]
Year under examination			2011	2009			2015
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards							$ 340.7
State and Local Jurisdiction [Member] | Minimum
Income Tax Disclosure [Line Items]
Year under examination							2011
State and Local Jurisdiction [Member] | Maximum
Income Tax Disclosure [Line Items]
Year under examination							2015
GERMANY | Minimum
Income Tax Disclosure [Line Items]
Year under examination							2011
GERMANY | Maximum
Income Tax Disclosure [Line Items]
Year under examination							2015
CHINA | Minimum
Income Tax Disclosure [Line Items]
Year under examination							2007
CHINA | Maximum
Income Tax Disclosure [Line Items]
Year under examination							2015